(25) NET OPERATING REVENUE (Details 1)	12 Months Ended
Dec. 31, 2015
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Effect perceived by consumers
Group A	40.05%
Group B	27.27%
Total	32.28%
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Effect perceived by consumers
Group A	40.49%
Group B	21.47%
Total	29.78%
Rio Grande Energia S.A. ("RGE") [Member]
Effect perceived by consumers
Group A	43.36%
Group B	33.04%
Total	37.16%
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Effect perceived by consumers
Group A	43.76%
Group B	36.23%
Total	39.45%
Companhia Luz e Forca Santa Cruz [Member]
Effect perceived by consumers
Group A	10.53%
Group B	9.78%
Total	10.04%
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Effect perceived by consumers
Group A	24.74%
Group B	17.55%
Total	19.54%
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
Effect perceived by consumers
Group A	25.01%
Group B	18.79%
Total	23.01%
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Effect perceived by consumers
Group A	37.67%
Group B	13.86%
Total	21.95%
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Effect perceived by consumers
Group A	23.84%
Group B	13.97%
Total	16.59%